Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	£ 5,103	£ 6,229
Liabilities, beginning balance	(1,218)	(1,646)
Assets (liabilities), beginning balance	3,885	4,583
Income statement	(277)	(153)	£ (487)
Other comprehensive income and reserves	528	(447)
Other movements	(5)	(98)
Assets, ending balance	5,278	5,103	6,229
Liabilities, ending balance	(1,147)	(1,218)	(1,646)
Assets (liabilities), ending balance	4,131	3,885	4,583
Share based payments and deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	327	329
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	327	329
Income statement	(6)	20
Other comprehensive income and reserves	79	(9)
Other movements	9	(13)
Assets, ending balance	409	327	329
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	409	327	329
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	16	21
Liabilities, beginning balance	(1,014)	(1,315)
Assets (liabilities), beginning balance	(998)	(1,294)
Income statement	(3)	(27)
Other comprehensive income and reserves	116	325
Other movements	0	(2)
Assets, ending balance	12	16	21
Liabilities, ending balance	(897)	(1,014)	(1,315)
Assets (liabilities), ending balance	(885)	(998)	(1,294)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,058	2,040
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	1,058	2,040
Income statement	0	0
Other comprehensive income and reserves	(157)	(982)
Other movements	0	0
Assets, ending balance	904	1,058	2,040
Liabilities, ending balance	(3)	0	0
Assets (liabilities), ending balance	901	1,058	2,040
Fair value through other comprehensive income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	510	590
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	510	590
Income statement	0	(26)
Other comprehensive income and reserves	181	(54)
Other movements	0	0
Assets, ending balance	691	510	590
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	691	510	590
Fixed asset timing differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	275	215
Liabilities, beginning balance	(112)	(65)
Assets (liabilities), beginning balance	163	150
Income statement	90	18
Other comprehensive income and reserves	0	0
Other movements	5	(5)
Assets, ending balance	367	275	215
Liabilities, ending balance	(109)	(112)	(65)
Assets (liabilities), ending balance	258	163	150
Loan impairment allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	506	548
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	506	548
Income statement	(79)	(12)
Other comprehensive income and reserves	0	0
Other movements	(19)	(30)
Assets, ending balance	408	506	548
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	408	506	548
Own credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	85	0
Liabilities, beginning balance	0	(190)
Assets (liabilities), beginning balance	85	(190)
Income statement	1	0
Other comprehensive income and reserves	308	273
Other movements	0	2
Assets, ending balance	394	85	0
Liabilities, ending balance	0	0	(190)
Assets (liabilities), ending balance	394	85	(190)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	903	1,138
Liabilities, beginning balance	(92)	(76)
Assets (liabilities), beginning balance	811	1,062
Income statement	(72)	(204)
Other comprehensive income and reserves	1	0
Other movements	0	(47)
Assets, ending balance	878	903	1,138
Liabilities, ending balance	(138)	(92)	(76)
Assets (liabilities), ending balance	740	811	1,062
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning balance	1,423	1,348
Liabilities, beginning balance	0	0
Assets (liabilities), beginning balance	1,423	1,348
Income statement	(208)	78
Other comprehensive income and reserves	0	0
Other movements	0	(3)
Assets, ending balance	1,215	1,423	1,348
Liabilities, ending balance	0	0	0
Assets (liabilities), ending balance	£ 1,215	£ 1,423	£ 1,348